4 Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information
4	Segment information

As a result of the corporate reorganization described in Note 1 which occurred on March 29, 2019, the Company has two reportable segments, as follows:

•	Education Services Segment (Business Unit 1), which provides educational services through undergraduate and graduate courses related to medicine, other health sciences and other undergraduate programs; and

•	Digital Content, Residency Preparatory and Specialization Programs Segment (Business Unit 2), which provides digital and printed medical content services, including online courses for residency preparatory, medical and other than medical post-graduate specialization programs and mobile app subscription for digital medical content.

No operating segments have been aggregated to form the above reportable operating segments. There is only one geographic region and the results are monitored and evaluated as a single business.

Segment information is presented consistently with the internal reports provided to the Company's Chief Executive Officer (CEO), which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company's operating segments, and making the Company's strategic decisions.

The following table presents assets and liabilities information for the Company's operating segments as of December 31, 2020:

	Business Unit 1	Business Unit 2	Total reportable segments	Elimination (inter-segment transactions)	Total
As of December 31, 2020
Total assets	4,541,988	251,220	4,793,208	(115)	4,793,093
Current assets	1,280,342	125,274	1,405,616	(115)	1,405,501
Non-current assets	3,261,646	125,946	3,387,592	-	3,387,592

Total liabilities and equity	4,541,988	251,220	4,793,208	(115)	4,793,093
Current liabilities	522,522	66,972	589,494	(115)	589,379
Non-current liabilities	1,261,894	108,040	1,369,934	-	1,369,934
Equity	2,757,572	76,208	2,833,780	-	2,833,780

	Business Unit 1	Business Unit 2	Total reportable segments	Elimination (inter-segment transactions)	Total
As of December 31, 2020
Other disclosures
Investments in associate	51,410	-	51,410	-	51,410
Capital expenditures (*)	82,916	26,565	109,481	-	109,481

(*) Capital expenditures consider the acquisitions of property and equipment and intangible assets.

The following table presents statements of income for the Company's operating segments for the year ended December 31, 2020:

	Business Unit 1	Business Unit 2	Total reportable segments	Elimination (inter-segment transactions)	Total
External costumer	1,002,461	198,730	1,201,191	-	1,201,191
Inter-segment	-	1,619	1,619	(1,619)	-
Net revenue	1,002,461	200,349	1,202,810	(1,619)	1,201,191
Cost of services	(381,964)	(54,309)	(436,273)	1,619	(434,654)
Gross profit	620,497	146,040	766,537	-	766,537
General and administrative expenses					(402,855)
Other expenses, net					(347)
Operating profit					363,335
Finance income					62,290
Finance expenses					(98,269)
Share of income of associate					7,698
Income before income taxes					335,054
Income taxes expense					(27,067)
Net income					307,987

The following table presents assets and liabilities information for the Company's operating segments as of December 31, 2019:

	Business Unit 1	Business Unit 2	Total reportable segments	Elimination (inter-segment transactions)	Total
As of December 31, 2019
Total assets	2,714,161	199,285	2,913,446	(993)	2,912,453
Current assets	1,026,857	85,901	1,112,758	(993)	1,111,765
Non-current assets	1,687,304	113,384	1,800,688	-	1,800,688

Total liabilities and equity	2,714,161	199,285	2,913,446	(993)	2,912,453
Current liabilities	312,303	21,919	334,222	(993)	333,229
Non-current liabilities	360,005	105,493	465,498	-	465,498
Equity	2,041,853	71,873	2,113,726	-	2,113,726

	Unit 1	Unit 2	Total reportable segments	Elimination (inter-segment transactions)	Total
As of December 31, 2019
Other disclosures
Investments in associate	45,634	-	45,634	-	45,634
Capital expenditures (*)	167,427	8,282	175,709	-	175,709

(*) Capital expenditures consider the acquisitions of property and equipment and intangible assets, including the acquisition of IPEC licenses in the amount of R$ 108,000 (R$ 54,000 paid and included in the acquisition of intangible assets in the cash flows used in investing activities) as described in Note 11.

The following table presents statements of income for the Company's operating segments for the year ended December 31, 2019:

	Unit 1	Unit 2	Total reportable segments	Adjustments and eliminations *	Total
External costumer	653,760	96,870	750,630	-	750,630
Inter-segment	-	3,880	3,880	(3,880)	-
Net revenue	653,760	100,750	754,510	(3,880)	750,630
Cost of services	(279,066)	(33,667)	(312,733)	3,880	(308,853)
Gross profit	374,694	67,083	441,777	-	441,777
General and administrative expenses					(239,120)
Other income, net					2,594
Operating profit					205,251
Finance income					51,689
Finance expenses					(72,365)
Share of income of associate					2,362
Income before income taxes					186,937
Income taxes expense					(14,175)
Net income					172,762

(*) These eliminations are related to sale transactions from Medcel to other entities in Business Unit 1.

Seasonality of operations

Business Unit 1's tuition revenues do not have significant fluctuations during the year.

Business Unit 2's sales are concentrated in the first and last quarter of the year, as a result of enrollments at the beginning of the year. The majority of Business Unit 2's revenues is derived from printed books and e-books, which are recognized at the point in time when control is transferred to the customer. Consequently, Business Unit 2 generally has higher revenues and results of operations in the first and last quarter of the year compared to the second and third quarters of the year.